Pension and Other Postretirement Benefits, Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Effect of one percentage point increase on total service and interest cost	$ 0
Effect of one percentage point decrease on total service and interest cost	0
Effect of one percentage point increase on postretirement benefit obligations	5
Effect of one percentage point decrease on postretirement benefit obligations	$ (4)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	4.40%	4.67%	4.14%
Service cost	4.55%	4.83%	0.00%
Interest cost	3.84%	3.95%	0.00%
Expected long-term return on plan assets	7.92%	7.92%	8.14%
Rate of compensation increase	3.50%	3.50%	3.50%
Pension Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	4.45%	4.73%	4.20%
Expected long-term return on plan assets	8.00%	8.00%	8.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Health care cost trend rate, covering retirees under 65 years of age next fiscal year	6.50%
Health care cost trend rate, covering retirees over 65 years of age next fiscal year	8.00%
Pension Plans [Member] | U.S. [Member] | 2021 and Thereafter [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate, covering retirees under 65 years of age	5.00%
Pension Plans [Member] | U.S. [Member] | 2024 and Thereafter [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate, covering retirees over 65 years of age	5.00%
Pension Plans [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	3.79%	3.93%	3.90%
Expected long-term return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Health care cost trend rate next fiscal year	6.25%
Pension Plans [Member] | Canada [Member] | 2023 and Thereafter [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	5.00%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	4.05%	4.22%	3.70%
Service cost	4.21%	4.37%	0.00%
Interest cost	3.26%	3.26%	0.00%
Expected long-term return on plan assets	7.43%	7.42%	7.65%
Postretirement Benefit Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	4.11%	4.28%	3.70%
Postretirement Benefit Plans [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	3.64%	3.74%	3.70%